Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Liquid Reserves Fund
Administration Class (SSYXX)
Bancroft Capital Class (VTDXX)
Institutional Class (SSHXX)
Investment Class (SSVXX)
Investor Class (SSZXX)
Opportunity Class (OPIXX)
Premier Class (SSIXX)
Service Class (LRSXX)
Trust Class (TILXX)
(The “Fund”)
Supplement dated August 8, 2024 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (the “SAIs”), each dated April 30, 2024, as may be supplemented and/or revised from time to time
Effective September 16, 2024, the Fund’s Summary Prospectuses, Prospectuses, and the SAIs are revised as follows:
Prospectuses
•
The second paragraph of the sub‑section titled “Principal Investment Strategies” within the “Fund Summaries – State Street Institutional Liquid Reserves Fund” section and the second paragraph within the sub‑section titled “ILR Fund – Principal Investment Strategies” within the “Additional Information About Investment Objectives, Principal Strategies And Risks” section is hereby deleted and replaced with the following:

Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s Shares “floats,” fluctuating with changes in the values of the Fund’s portfolio securities.

State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Liquid Reserves Fund
Administration Class (SSYXX)
Bancroft Capital Class (VTDXX)
Institutional Class (SSHXX)
Investment Class (SSVXX)
Investor Class (SSZXX)
Opportunity Class (OPIXX)
Premier Class (SSIXX)
Service Class (LRSXX)
Trust Class (TILXX)
(The “Fund”)
Supplement dated August 8, 2024 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (the “SAIs”), each dated April 30, 2024, as may be supplemented and/or revised from time to time
Effective September 16, 2024, the Fund’s Summary Prospectuses, Prospectuses, and the SAIs are revised as follows:
Prospectuses
•
The second paragraph of the sub‑section titled “Principal Investment Strategies” within the “Fund Summaries – State Street Institutional Liquid Reserves Fund” section and the second paragraph within the sub‑section titled “ILR Fund – Principal Investment Strategies” within the “Additional Information About Investment Objectives, Principal Strategies And Risks” section is hereby deleted and replaced with the following:

Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund’s Shares “floats,” fluctuating with changes in the values of the Fund’s portfolio securities.